Additional information: condensed financial statements of the Company (Tables)	12 Months Ended
Dec. 31, 2024
Additional information: condensed financial statements of the Company
Schedule of Condensed balance sheets of the parent company

	2023	2024
	RMB’000	RMB’000
ASSETS
Non‑current assets
Investments in subsidiaries and due from subsidiaries	—	—
Current assets
Other receivables, deposits and prepayments	—	—
Cash and cash equivalents	52	99
	52	99
Total assets	52	99
EQUITY AND LIABILITIES
Equity attributable to owners of the Company
Share capital and treasury shares	(1,134)	(1,025)
Other reserves	(26,649)	(18,722)
Total equity	(27,783)	(19,747)
LIABILITIES
Non‑current liabilities
Convertible note	—	—
	—	—
Current liabilities
Accruals, other payables and provisions	8,329	19,846
Convertible note	19,506	—
	27,835	19,846
Total liabilities	27,835	19,846
Total equity and liabilities	52	99

Schedule of Condensed statements of comprehensive income of the parent company

	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Loss from subsidiaries	(30,294)	(26,521)	(18,663)
Selling expenses	—	—	—
General and administrative expenses	(34,575)	(14,089)	3,338
Finance income	5,269	—	2,343
Finance costs	—	(528)	—
Other loss, net	(7)	20,420	—
Fair value loss of convertible note	(26,506)	(116)	—
Loss before income tax	(86,113)	(20,834)	(12,982)
Income tax expense	—	—	—
Loss for the year	(86,113)	(20,834)	(12,982)
Other comprehensive income/(loss):
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(665)	(791)	(302)
Total other comprehensive income/(loss) for the year, net of tax	(665)	(791)	(302)
Total comprehensive loss for the year	(86,778)	(21,625)	(13,284)

Schedule of Condensed statements of cash flows of the parent company

	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Net cash used in operating activities	(88,987)	(170,915)	(1,987)
Net cash used in investing activities	—	—	—
Net cash generated from financing activities	94,153	170,883	2,034
Net increase/(decrease) in cash and cash equivalents	(5,166)	(32)	47
Cash and cash equivalents at beginning of the year	5,250	84	52
Cash and cash equivalents at end of the year	84	52	99